Money Market Funds	Prospectus Supplement

UBS Select Institutional Funds, UBS Select Preferred Funds and UBS Select Investor Funds

Supplement to the Prospectuses referenced below

June 29, 2012

Dear Investor:

The purpose of this supplement is to inform you that on July 3, 2012 (the business day prior to the Independence Day holiday), the funds will advance the final time by which orders to buy or sell shares must be received by the transfer agent, as follows:

Fund Name	Final time by which orders must be received on July 3, 2012:
UBS Select Prime Institutional Fund,
UBS Select Treasury Institutional Fund,
UBS Select Prime Preferred Fund,
UBS Select Treasury Preferred Fund,
UBS Select Prime Investor Fund and
UBS Select Treasury Investor Fund	3:00 p.m. (Eastern time)
UBS Select Tax-Free Institutional Fund, UBS Select Tax-Free Preferred Fund and UBS Select Tax-Free Investor Fund	Noon (Eastern time)

Appendix A to each of the Prospectuses listed below is hereby updated accordingly.

Fund Name	Date of Prospectus*
UBS Money Series—UBS Select Prime Institutional Fund,
UBS Select Treasury Institutional Fund,
UBS Select Tax-Free Institutional Fund,
UBS Select Prime Preferred Fund,
UBS Select Treasury Preferred Fund,
UBS Select Tax-Free Preferred Fund,
UBS Select Prime Investor Fund,
UBS Select Treasury Investor Fund and
UBS Select Tax-Free Investor Fund	August 28, 2011
  * As previously supplemented, if applicable.

PLEASE BE SURE TO RETAIN THIS INFORMATION FOR FUTURE REFERENCE.

ZS-564